Share-Based Payment (Narrative) (Details) shares in Thousands, $ in Thousands				1 Months Ended						12 Months Ended
	Aug. 22, 2021 Share	Apr. 12, 2020 shares	Sep. 12, 2018 shares	Sep. 30, 2022 shares	Jun. 28, 2022 shares	Sep. 30, 2021 shares	Nov. 28, 2019 shares	Oct. 28, 2018 shares	Aug. 07, 2016 USD ($) shares	Dec. 31, 2022 Share USD ($) shares	Dec. 31, 2018 USD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement										50% of the options will vest 24 months after the grant date, 25% of the options will vest 36 months after the grant date, and 25% of the options will vest 48 months after the grant date.
Number of options | $										11,225,150
Number of options expired/forfeited | Share										628,750
Gilad Yavetz [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options	500,000										990,000
Zafrir Yoeli [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-marketable and non-transferable options				240,000
Allocated Options To Employees Dated 07.08.2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement									The vesting period of the options will be distributed over a 4 year period, on a quarterly basis, and began only after the conclusion of the vesting period of the entrepreneurs’ previous options package, from 2013.
Non-marketable and non-transferable options									400,000
Number of options									1,200,000	1,200,000,000
Number of options expired/forfeited | Share										0
Allocated Options To Employees Dated 07.08.2016 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | $										300,000
Number of options expired/forfeited | Share										100,000
Allocated Options To Employees Dated 07.08.2016 [Member] | Chairman Of Board [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement									The vesting period of the options will be distributed over 3 years.
Non-marketable and non-transferable options									300,000
Number of options expired/forfeited | $									100,000
Allocated Options To Employees Dated 12.09.2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement			The options’ vesting period will be distributed over 4 years, on a quarterly basis.
Number of options | $										1,350,000
Number of options expired/forfeited | Share										0
Allocated Options To Employees Dated 12.09.2018 [Member] | Mr. Yair Seroussi [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-marketable and non-transferable options			360,000
Allocated Options To Employees Dated 12.09.2018 [Member] | Gilad Yavetz [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement			The options’ vesting period will be distributed over 4 years, whereby 18% of the options will vest one year after the grant date, 25% will vest on a quarterly basis throughout the second year, 30% will vest on a quarterly basis throughout the third year, and 27% will vest on a quarterly basis throughout the fourth year.
Non-marketable and non-transferable options			990,000
Allocated Options To Employees Dated 28.10.2018 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | $										1,602,000
Number of options expired/forfeited | Share										0
Allocated Options To Employees Dated 28.10.2018 [Member] | Zafrir Yoeli [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement								The options’ vesting period will be distributed over 4 years, whereby 18% of the options will vest one year after the grant date, 25% will vest on a quarterly basis throughout the second year, 30% will vest on a quarterly basis throughout the third year, and 27% will vest on a quarterly basis throughout the fourth year.
Non-marketable and non-transferable options								1,602,000
Allocated Options To Employees Dated 12.04.2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | $										70,000
Number of options expired/forfeited | Share										0
Allocated Options To Employees Dated 12.04.2020 | VP officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement		The options’ vesting period will be distributed over 4 years, whereby 50% of the options will vest two years after the grant date, 25% will vest three years after the grant date, and 25% will vest four years after the grant date. For details regarding the exercise price, see the above table.
Non-marketable and non-transferable options		70,000
Allocated Options To Employees Dated 28.11.2019
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | $										110,000
Number of options expired/forfeited | Share										40,000
Allocated Options To Employees Dated 28.11.2019 | VP officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement							The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 50% of the options will vest two years after the grant date, 25% will vest three years after the grant date, and 25% will vest four years after the grant date
Non-marketable and non-transferable options							100,000
Allocated Options To Employees2 Dated 30.09.2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | $										1,182,000
Number of options expired/forfeited | Share										240,000
Allocated Options To Employees3 Dated 30.09.2021 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | $										780,000
Number of options expired/forfeited | Share										0
Allocated Options To Employees3 Dated 30.09.2021 [Member] | VP officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement						The options’ vesting period will be distributed over 4 years, whereby 25% of the options will vest one year after the grant date, 25-30% will vest after the second year, 25-35% will vest after the third year, and 10-25% will vest after the fourth year.
Non-marketable and non-transferable options						780,000
Allocated Options To Employees3 Dated 30.09.2021 [Member] | Gilad Yavetz, Zafrir Yoeli And Amit Paz [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement						The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 25% of the options will vest one year after the grant date, 25% will vest on a quarterly basis throughout the second year, 25-40% will vest on a quarterly basis throughout the third year, and 10-25% will vest on a quarterly basis throughout the fourth year.
Non-marketable and non-transferable options						1,182,000
Allocated Options To Employees1 Dated 28.06.2022 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options | $										146,000
Allocated Options To Employees1 Dated 28.06.2022 [Member] | VP officer [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Description of vesting requirements for share-based payment arrangement					The options are exercisable on a cashless basis. The options’ vesting period will be distributed over 4 years, whereby 25% of the options will vest one year after the grant date, 25% will vest two years after the grant date, 35% will vest three years after the grant date, and 15% will vest four years after the grant date.
Non-marketable and non-transferable options					100,000
Allocated Options To Employees1 Dated 14.03.2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-marketable and non-transferable options					124,000
Allocated Options To Employees1 Dated 20.03.2023 [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Non-marketable and non-transferable options										114,000